Shareholder Report, Holdings (Details)	May 31, 2026
C000005526 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000005526 | Top10HoldingU.S. Treasury Inflation-Indexed BondsBNY-912810TY4
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000005526 | Top10HoldingGS Mortgage-Backed Securities TrustBNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000005526 | Other0BNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005526 | 0BNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000005526 | 0BNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166332 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000166332 | Top10HoldingU.S. Treasury Inflation-Indexed BondsBNY-912810TY4
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000166332 | Top10HoldingGS Mortgage-Backed Securities TrustBNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000166332 | Other0BNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166332 | 0BNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000166332 | 0BNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225818 | Top10HoldingU.S. Treasury Inflation-Indexed NotesBNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000225818 | Top10HoldingU.S. Treasury Inflation-Indexed BondsBNY-912810TY4
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000225818 | Top10HoldingGS Mortgage-Backed Securities TrustBNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225818 | Other0BNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225818 | 0BNY-91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000225818 | 0BNY-36250BAE6
Holdings [Line Items]
Percent of Net Asset Value	0.00%